Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,862	$ 896
Lease liability	378	435
Capitalized research and development	614	299
Derivative liability		31
Accrued liabilities	124	81	17
Stock compensation	99	17
Deferred tax assets	3,077	1,759	17
Lease right-of-use asset	(400)	(462)
Unamortized debt discount		(31)
Deferred tax liabilities	(400)	(493)
Less: valuation allowance	(2,677)	(1,266)	(17)
Net deferred tax assets